Rental Expense and Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Net rental expense	$ 83.7	$ 85.3	$ 84.7
Income from subleases	8.5	7.4	8.5
Minimum net rental commitments under noncancelable operating leases in 2015	58.2
Minimum net rental commitments under noncancelable operating leases in 2016	47.2
Minimum net rental commitments under noncancelable operating leases in 2017	38.9
Minimum net rental commitments under noncancelable operating leases in 2018	26.6
Minimum net rental commitments under noncancelable operating leases in 2019	19.9
Minimum net rental commitments under noncancelable operating leases, thereafter	34.3
Future minimum sublease rentals	32.0
Standby letters of credit and surety bonds outstanding	343
Deposits and collateralized assets	$ 58